Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Based Compensation [Abstract]
Schedule of Stock Options Activity

Stock options generally vest over one to three years, with a maximum term of ten years from the date of grant. These awards become available to the recipient upon the satisfaction a vesting condition based on a period of service. Total stock options activity for the year ended March 31, 2026 is summarized as follows:

	Number of Options	Weighted Average Exercise Price
		USD

Outstanding at December 31, 2025	4,823	550.60
Granted	-	-
Exercised	-	-
Outstanding at March 31, 2026	4,823	550.60
Exercisable at March 31, 2026	4,823	550.60
Options expected to vest	-	-

Stock options generally vest over one to three years, with a maximum term of ten years from the date of grant. These awards become available to the recipient upon the satisfaction a vesting condition based on a period of service. Total stock options activity for the year ended December 31, 2025 is summarized as follows:

	Number of Options	Weighted Average Exercise Price
		USD

Outstanding at December 31, 2024	104,823	27.61
Granted	-	-
Exercised	(100,000)
Outstanding at December 31, 2025	4,823	550.60
Exercisable at December 31, 2025	4,823	550.60
Options expected to vest	-	-